Owner's Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 09, 2012	Dec. 20, 2011	Feb. 13, 2012	Jan. 25, 2012	Jun. 30, 2012	Dec. 31, 2011	Jan. 09, 2012
Equity [Line Items]
Limited partner units outstanding					17,789,561	17,640,000	17,640,000
Limited partnership interest	98.00%				98.00%
Cash distribution for the second quarter				$ 0.057	$ 0.475	$ 0.057
Distribution of unit holders			$ 1.0		$ 8.7
Number of stock issued during initial public offering		5,400,000				5,400,000
Initial offering price per share						$ 18.00
Number of common stock units sold pursuant to exercise of the underwriters	810,000
General partner units outstanding							360,000
Percentage of general partner units outstanding	2.00%					2.00%
Initial quarterly distribution				$ 0.475	$ 0.475